TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carry forward	$ 3,894	$ 4,750
Temporary differences	34	10
Deferred tax assets before valuation allowance	3,928	4,760
Valuation allowance	(3,928)	(4,760)
Net deferred tax asset	$ 0	$ 0